PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations	$ 386		Rp 10,195,000		Rp 5,555,000
Employee benefit cost		Rp 1,600,000	2,080,000	Rp 1,361,000
Amounts recognized in OCI		5,418,000	(2,869,000)	(2,266,000)
Deferred tax effect at the applicable tax rates		(598,000)	494,000	208,000
Defined benefit plan actuarial gain (loss) - net of tax	$ 335	4,820,000	(2,375,000)	(2,058,000)
Other employee benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			427,000		507,000
Employee benefit cost		113,000	62,000	82,000
Amounts recognized in OCI		14,000	(72,000)	(33,000)
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			2,419,000		195,000
Employee benefit cost		335,000	276,000	163,000
Amounts recognized in OCI		2,559,000	(551,000)	(1,309,000)
Defined benefit plan actuarial gain (loss) - net of tax		2,559,000	(551,000)	(1,309,000)
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			510,000		419,000
Employee benefit cost		32,000	42,000	48,000
Amounts recognized in OCI		24,000	(40,000)	(20,000)
Defined benefit plan actuarial gain (loss) - net of tax		24,000	(40,000)	(20,000)
Pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			6,839,000		4,434,000
Employee benefit cost		1,120,000	1,700,000	1,068,000
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			1,839,000		1,541,000
Employee benefit cost		342,000	247,000	181,000
Amounts recognized in OCI		514,000	(530,000)	(292,000)
Defined benefit plan actuarial gain (loss) - net of tax		514,000	(530,000)	(292,000)
Pension benefit cost | Telkomsat
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			0		0
Employee benefit cost		0	0	0
Amounts recognized in OCI		0	0	0
Pension benefit cost | MD Media
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			0		0
Employee benefit cost		0	0	0
Amounts recognized in OCI		0	(2,000)	(1,000)
Pension benefit cost | Infomedia
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			0
Employee benefit cost		0	0	0
Amounts recognized in OCI		0	(1,000)	0
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit plan actuarial gain (loss) - net of tax		934,000	(419,000)
The company | Funded pension
Disclosure of defined benefit plans [line items]
Employee benefit cost		511,000	557,000	608,000
Defined benefit plan actuarial gain (loss) - net of tax		1,236,000	(1,154,000)	(492,000)
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			1,540,000		1,057,000
Employee benefit cost		511,000	557,000	608,000
Amounts recognized in OCI		1,236,000	(1,154,000)	(492,000)
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			1,076,000		6,000
Employee benefit cost		69,000	657,000
Amounts recognized in OCI		934,000	(419,000)
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			2,384,000		Rp 1,830,000
Employee benefit cost		198,000	239,000	279,000
Amounts recognized in OCI		137,000	(100,000)	(119,000)
Defined benefit plan actuarial gain (loss) - net of tax		Rp 137,000	Rp (100,000)	Rp (119,000)